Other assets (Favorable contracts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets- Favorable contracts
Balance at beginning of period	$ 357.3	$ 357.3	$ 357.3	$ 357.3	$ 357.3
Accumulated amortization			(271.8)	(226.7)	(152.3)
Net carrying amount			$ 85.5	$ 130.6	$ 205.0
Amortization of favorable contracts	(45.1)	(74.4)
Balance at end of period	$ 357.3	$ 357.3